UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

JNLNY Separate Account I
2900 Westchester Avenue
Purchase, NY 10577

2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  []

Series Name	Series ID
JNLNY Separate Account I	S000010933

Contract Name	Contract ID
Perspective L Series (Contracts offered prior to 12/12/2011)	C000030277
Perspective II, Perspective L Series, Perspective Advisors II, Perspective Rewards	C000116133

3.	Investment Company Act File Number:

811-08401

Securities Act File Number:

333-119659

4(a).	Last day of fiscal year for which this Form is filed:

December 31, 2012

4(b).	[] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year.). (See Instruction A.2)

4(c).	[] Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 1,715,271,389

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $ 1,079,824,502

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $ 0

(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]: $ 1,079,824,502

(v) Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 635,446,887

(vi) Redemption credits available for use in future years -- if Item 5(i) is less than Items 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0

(vii) Multiplier for determining registration fee (See Instruction C.9): x 0.00013640

(viii) Registration fee due [multiply Item 5(v) by item 5(vii)] (enter “0” if no fee is due): = $ 86,675

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): +$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 86,675***

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: March 15, 2013

Method of Delivery:
[X] Wire Transfer
[] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	(Signature and Title)*

** /s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Chief Financial Officer
Jackson National Asset Management, LLC
Date:	March 19, 2013

*Please print the name and title of the signing officer below the signature.

** Gerard A.M. Oprins signs this document on behalf of the registrant pursuant to the Limited Power of Attorney filed herewith as Exhibit 99.16 to this Form 24F-2.

*** Fee was previously paid with SEC accession number 0001045032-13-000020.